Cover	12 Months Ended
Sep. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42669
Entity Registrant Name	PITANIUM LIMITED
Entity Central Index Key	0002046573
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	30F
Entity Address, Address Line Two	Gravity
Entity Address, Address Line Three	29 Hing Yip Street
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	PTNM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Pitanium Limited and its subsidiary (the “Group”) as of September 30, 2025 and 2024, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the years ended September 30, 2025,2024 and 2023, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of September 30, 2025 and 2024, and the results of its operations and its cash flows for each of the three years ended September 30, 2025,2024 and 2023, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”)
Auditor Name	Enrome LLP
Auditor Location	Singapore
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	20,012,500
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	3,000,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	30F
Entity Address, Address Line Two	Gravity
Entity Address, Address Line Three	29 Hing Yip Street
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	6297-5255
Contact Personnel Name	Wong Ying Yeung, Chief Executive Officer
Contact Personnel Email Address	US@pitanium.com